Digital Assets and Digital Assets Receivable	6 Months Ended
Jun. 30, 2025
Digital Assets and Digital Assets Receivable
Digital Assets and Digital Assets Receivable
2.	Digital Assets and Digital Assets Receivable

The table below summarizes the digital assets shown on the Company’s condensed consolidated balance sheets as of:

	June 30, 2025	December 31, 2024
Digital assets held:
Approximate number of bitcoin held	34.7	304.2
Digital asset cost basis	$2,210,425	$19,091,091
Digital asset carrying value	$3,722,670	$12,457,387

The carrying value on the Company’s condensed consolidated balance sheets at each period-end prior to the adoption of ASC 2023-08 represented the lowest fair value (based on Level 1 inputs in the fair value hierarchy) of the bitcoin at any time since their acquisition. Therefore, these fair value measurements were made during the period of their acquisition through December 31, 2024.

The table below summarizes the digital assets receivable shown on the Company’s condensed consolidated balance sheets as of:

	June 30, 2025	December 31, 2024
Digital assets receivable:
Approximate number of bitcoin held	268.4	—
Digital asset cost basis	$16,815,138	$—
Digital asset carrying value	$28,750,840	$—

The following table summarizes the Company’s digital asset purchases, gains (losses) on digital assets as calculated after the adoption of ASU 2023-08 on January 1, 2025, and write-down of digital assets as calculated prior to the adoption of ASU 2023-08 for the periods indicated. This table is inclusive of both the Company’s digital assets held and digital assets receivable.

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Approximate number of bitcoin acquired	—	0.1	0.01	0.9
Approximate number of bitcoin dispensed	—	(13.9)	(1.1)	(13.9)
Digital asset additions	$—	$3,523	$—	$48,515
Digital asset dispositions	$—	$964,178	$99,118	$964,178
Unrealized gains (losses), net	$7,452,328	$—	$4,156,594	$—
Realized gains (losses), net	$—	$732,410	$(3,371)	$732,410